INCOME TAXES - Summary of changes in valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (73,189)	¥ (68,932)
Additions	(4,676)	(4,880)
Reversals	5	623
Disposal of subsidiaries	61,790
Balance at end of the year	¥ (16,070)	¥ (73,189)